Unaudited Condensed Consolidated Income Statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Continuing operations:
Gross premiums earned		$ 12,241	$ 11,521
Outward reinsurance premiums		(919)	(898)
Earned premiums, net of reinsurance		11,322	10,623
Investment return		(24,570)	738
Other income		253	331
Total revenue, net of reinsurance		(12,995)	11,692
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		14,826	(7,748)
Acquisition costs and other expenditure		(1,632)	(2,402)
Finance costs: interest on core structural borrowings of shareholder-financed businesses		(103)	(164)
Gain (loss) attaching to corporate transactions		62	(56)
Total charges, net of reinsurance		13,153	(10,370)
Share of profit from joint ventures and associates, net of related tax		16	179
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	174	1,501
Remove tax credit (charge) attributable to policyholders' returns		126	(238)
Profit before tax attributable to shareholders' returns		300	1,263
Total tax charge attributable to shareholders' and policyholders' returns		(68)	(431)
Remove tax (credit) charge attributable to policyholders' returns		(126)	238
Tax charge attributable to shareholders' returns		(194)	(193)
Profit after tax from continuing operations		106	1,070
Loss after tax from discontinued US operations	[2]		(5,707)
Profit (loss) for the period		106	(4,637)
Attributable to:
Equity holders of the Company From continuing operations		104	1,063
Equity holders of the Company From discontinued operations			(5,073)
Profit (loss) attributable to equity holders of the company		104	(4,010)
Non-controlling interests from continuing operations		2	7
Non-controlling interests from discontinued operations			(634)
Profit (loss) attributable to non-controlling interests		2	(627)
Profit (loss) for the period		$ 106	$ (4,637)
Basic
Based on profit from continuing operations (in USD per share)		$ 0.038	$ 0.409
Based on loss from discontinued operations (in USD per share)			(1.951)
Total basic earnings per share (in USD per share)		0.038	(1.542)
Diluted
Based on profit continuing operations (in USD per share)		0.038	0.409
Based on loss from discontinued operations (in USD per share)			(1.951)
Total diluted earnings per share (in USD per share)		0.038	(1.542)
Dividends relating to reporting period:
First interim ordinary dividend		0.0574	0.0537
Dividends paid in reporting period:
Second interim ordinary dividend for prior year		$ 0.1186	$ 0.1073

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.
[2]	Discontinued operations for half year and full year 2021 related to the US operations (Jackson) that were demerged from the Group in September 2021.